NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue	$ 0	$ 0	$ 0	$ 0
Advertising			0	10,200
Click Based and Impressions Ads	0	247	475	517
Publishing and Distribution			460	4,943
Accounting			2,000	0
Total sales			2,935	15,660
Related Party [Member]
Advertising			0	10,200
Click Based and Impressions Ads	$ 0	$ 0	0	0
Publishing and Distribution			150	1,283
Accounting			2,000	0
Total sales			2,150	11,483
Third Party [Member]
Advertising			0	0
Click Based and Impressions Ads			475	517
Publishing and Distribution			310	3,660
Accounting			0	0
Total sales			$ 785	$ 4,177